Average Annual Total Returns - Morningstar Total Return Bond Fund	Morningstar Total Return Bond Fund Since Inception	Morningstar Total Return Bond Fund 1 Year	Morningstar Total Return Bond Fund Inception Date	Morningstar Total Return Bond Fund Return After Taxes on Distributions Since Inception	Morningstar Total Return Bond Fund Return After Taxes on Distributions 1 Year	Morningstar Total Return Bond Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar Total Return Bond Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year
Total	9.92%	9.57%	Nov. 02, 2018	7.90%	7.62%	6.81%	5.85%	8.83%	[1]	7.51%	[1]

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S.-dollar denominated, fixed-rate, taxable bond market.